Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income/(loss) per share
	2018
	Before adjustment	After adjustment
	RMB	RMB
Net (loss) income per share attributable to Meten International’ shareholders – per share
-Basic	0.16	1.04
-Diluted	0.15	1.01
	2019
	Before adjustment	After adjustment
	RMB	RMB
Net (loss) income per share attributable to Meten International’ shareholders – per share
-Basic	(0.69)	(4.53)
-Diluted	(0.69)	(4.53)